Pledged Assets and Collateral (Narrative) (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2016	Mar. 31, 2016
Financial Instruments Pledged as Collateral [Abstract]
Investment securities pledged as collateral for acting as a collection agent of public funds	¥ 14,393,299
Cash collateral pledged for derivative transactions included in Other assets	1,573,140	¥ 1,510,689
Cash collateral received for derivative transactions included in Other liabilities	¥ 1,385,028	¥ 1,265,041